NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions		12 Months Ended		21 Months Ended
	Dec. 17, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-controlling interests		$ 807.3	$ 826.0
Non-controlling interests (Note 32)		807.3	826.0
Current assets		835.5	917.9
Current liabilities		445.8	441.8
Net loss and comprehensive loss		88.8	203.6
Net loss and comprehensive loss allocated to NCI			0.0
Environmental rehabilitation provision outflows		(16.2)	(3.2)
Capital expenditures outflows		384.6	273.7
Proceeds from contributions from shareholders		$ 18.6	3.4
Agua De La Falda S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		56.70%
Non-controlling interests		$ 18.7	18.7
Non-controlling interests (Note 32)		18.7	18.7
Estelar Resources S.A.(i)
Disclosure of subsidiaries [line items]
Non-controlling interests		16.0	16.0
Non-controlling interests (Note 32)		16.0	16.0
Minera Agua Rica Alumbrera Ltd.
Disclosure of subsidiaries [line items]
Non-controlling interests		751.1	791.3
Non-controlling interests (Note 32)		751.1	791.3
Current assets		237.4	241.9
Non-current assets		1,897.4	1,867.7
Current liabilities		26.8	45.8
Non-current liabilities		522.5	383.3
Net assets		1,585.5	1,680.5
Net assets attributable to NCI		693.7	735.2
Net loss and comprehensive loss		(134.2)	0.0
Net loss and comprehensive loss allocated to NCI		(58.7)	0.0
Environmental rehabilitation provision outflows		(12.7)
Capital expenditures outflows		25.6
Proceeds from contributions from shareholders		42.4
Minera Cavancha SpA
Disclosure of subsidiaries [line items]
Non-controlling interests		21.5	0.0
Non-controlling interests (Note 32)		$ 21.5	$ 0.0
Fomento Minero de Santa Cruz S.E.
Disclosure of subsidiaries [line items]
Percentage of future dividends			5.00%
Yamana | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	56.25%			43.75%
Glencore | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%
Newmont | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	18.75%
Minera Cavancha SpA | La Pepa Option Exercise | Mineros
Disclosure of subsidiaries [line items]
Maximum percentage of voting interest eligible to be acquired					51.00%
Percentage of voting equity interests acquired		20.00%